INCENTIVE COMPENSATION PROGRAM (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) tranche shares
Short-term incentive awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $	$ 26.2
Long-term incentive awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense | $	$ 19.9
Award conversion ratio (in shares) | shares	1
Award vesting tranches | tranche	3
Granted (in shares) | shares	0